Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.20%
Education Revenue Bonds — 27.78%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 805,190
Series A 4.00% 7/1/37	850,000	769,845
Series A 4.25% 7/1/47	750,000	632,573
Series A 4.375% 7/1/52	250,000	208,440
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,184,415
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	270,022
Series A 5.00% 7/1/34	350,000	349,968
Series A 5.00% 7/1/45	360,000	343,732
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,000,980
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	641,921
Series A 5.00% 11/1/48	1,700,000	1,433,712
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy Project)
Series A 4.50% 8/1/26	365,000	363,347
Series A 5.375% 8/1/50	975,000	962,110
Series A 5.75% 8/1/44	585,000	585,333
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	223,821
Series A 5.00% 7/1/47	710,000	619,468
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	611,383
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	1,000,000
Series A 5.00% 7/1/44	495,000	470,582
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	1,273,902
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	667,127
Series A 144A 5.50% 7/1/52 #	1,130,000	1,071,251
NQ- 313 [0524] 0724 (3695151)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 144A 5.50% 7/1/57 #	880,000	$ 826,584
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	704,115
144A 5.00% 8/1/53 #	570,000	543,900
5.25% 8/1/39	800,000	800,296
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,193,337
5.00% 5/1/47	3,000,000	2,659,530
(Carleton College)
4.00% 3/1/37	635,000	637,115
4.00% 3/1/47	1,500,000	1,441,830
(Green Bonds) Series A 5.00% 10/1/32	500,000	537,165
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,361,515
(Macalester College)
3.00% 3/1/40	365,000	302,424
3.00% 3/1/43	325,000	256,854
4.00% 3/1/48	600,000	560,508
(Minneapolis College of Art & Design)
4.00% 5/1/25	200,000	199,196
4.00% 5/1/26	100,000	98,855
(St. Catherine University)
5.00% 10/1/52	750,000	718,628
Series A 4.00% 10/1/38	920,000	846,142
Series A 5.00% 10/1/45	1,670,000	1,650,294
(St. Olaf College) 4.00% 10/1/46	935,000	886,988
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	301,674
Series B 5.00% 10/1/39	1,000,000	1,000,930
Series B 5.00% 10/1/47	1,055,000	1,027,254
(University of St. Thomas)
4.00% 10/1/37	300,000	297,102
4.00% 10/1/44	950,000	911,810
5.00% 10/1/34	450,000	476,766
5.00% 10/1/40	915,000	952,231
2    NQ- 313 [0524] 0724 (3695151)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
Series A 4.125% 10/1/53	1,325,000	$ 1,253,927
Series A 5.00% 10/1/49	1,250,000	1,306,562
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	231,033
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,274,108
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	612,922
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,524,128
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	265,209
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	961,660
Series A 5.00% 9/1/55	1,000,000	913,210
Series A 5.75% 9/1/46	500,000	503,605
Series A 6.00% 9/1/51	3,500,000	3,534,650
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	1,049,050
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,453,920
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	299,853
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,495,276
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	695,566
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	925,902
NQ- 313 [0524] 0724 (3695151)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	$ 355,365
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	714,474
Series A 4.00% 7/1/51	1,140,000	818,702
Series A 4.00% 7/1/56	575,000	399,723
		58,271,010
Electric Revenue Bonds — 0.95%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,306
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	43,725
Series AAA 5.25% 7/1/25 ‡	95,000	25,175
Series CCC 5.25% 7/1/27 ‡	650,000	172,250
Series WW 5.00% 7/1/28 ‡	585,000	155,025
Series XX 4.75% 7/1/26 ‡	105,000	27,825
Series XX 5.25% 7/1/40 ‡	295,000	78,175
Series XX 5.75% 7/1/36 ‡	370,000	98,050
Series ZZ 4.75% 7/1/27 ‡	85,000	22,525
Series ZZ 5.25% 7/1/24 ‡	130,000	34,450
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	403,072
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	567,193
		1,987,771
Healthcare Revenue Bonds — 40.14%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	346,232
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	748,591
5.00% 9/1/43	1,000,000	997,470
5.00% 9/1/58	1,175,000	1,123,042
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	317,678
4    NQ- 313 [0524] 0724 (3695151)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 7.25% 1/1/52	1,495,000	$ 838,770
4th Tier Series D 7.00% 1/1/37	490,000	310,591
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,175,386
(Ecumen Obligated Group)
Series A 6.125% 3/1/44	1,100,000	1,103,465
Series A 6.125% 3/1/49	300,000	292,326
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,188,098
Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	639,031	383,419
Center City, Minnesota Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	1,000,570
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	203,965
5.00% 9/1/52	1,500,000	1,227,090
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	708,213
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,839,210
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	302,331
Series A 5.00% 4/1/40	315,000	277,487
Series A 5.00% 4/1/48	185,000	150,821
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	1,394,490
NQ- 313 [0524] 0724 (3695151)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	$ 743,135
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	379,132
Series A 5.00% 2/15/53	1,590,000	1,599,922
Series A 5.00% 2/15/58	6,940,000	6,983,514
Series A 5.25% 2/15/58	2,000,000	2,024,580
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	388,026
Series A 4.00% 6/15/38	400,000	401,624
Series A 4.00% 6/15/39	250,000	249,047
Series B 5.25% 6/15/52	1,000,000	1,067,020
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	176,729
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	665,347
(St. John's Lutheran Home of Albert Lea Project) Series A 5.375% 10/1/44	90,000	54,900
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,625,000	1,489,719
5.00% 5/1/29	500,000	508,680
(North Memorial Health Care)
4.00% 9/1/35	300,000	277,101
5.00% 9/1/30	610,000	614,264
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	905,910
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,000,000	964,870
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,405,252
Series A 5.00% 11/15/32	1,250,000	1,259,600
Series A 5.00% 11/15/33	1,400,000	1,444,562
Series A 5.00% 11/15/44	1,000,000	1,002,710
Series A 5.00% 11/15/49	1,000,000	1,007,670
6    NQ- 313 [0524] 0724 (3695151)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	$ 1,528,929
Minnesota Agricultural & Economic Development Board Healthcare Facilities Revenue
(Health Partners Obligated Group) 4.00% 1/1/49	2,050,000	1,915,028
Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	373,960
4.20% 8/1/49	1,500,000	1,085,505
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,200,000	1,199,280
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,568,880
5.00% 11/15/57	5,175,000	5,527,314
Series B 5.00% 11/15/33	500,000	568,620
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	599,952
Series A 5.00% 9/1/32	1,000,000	998,580
Series A 5.00% 9/1/35	350,000	346,710
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	708,658
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	122,907
5.00% 9/1/34	105,000	105,019
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,065,050
Series A 4.00% 5/1/37	1,695,000	1,616,420
Series A 5.00% 5/1/46	2,630,000	2,648,252
NQ- 313 [0524] 0724 (3695151)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 843,830
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	573,013
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,351,429
Series A 5.00% 11/15/47	2,360,000	2,372,886
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,006,630
Series A 5.00% 7/1/33	1,000,000	1,005,520
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	878,480
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,031,290
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,666,340
Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,262,400
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	461,160
4.00% 8/1/38	500,000	467,025
4.00% 8/1/39	400,000	369,448
4.00% 8/1/44	700,000	614,117
5.00% 8/1/35	150,000	152,043
5.00% 8/1/54	1,250,000	1,232,662
West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,367,355
		84,177,251
8    NQ- 313 [0524] 0724 (3695151)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 3.06%
Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	$ 877,990
Minnesota Housing Finance Agency Residential Housing Finance Revenue
(Social Bonds) Series F 2.40% 7/1/46	1,250,000	819,037
Minnesota Housing Finance Agency Revenue
Series A1 4.90% 8/1/66	350,000	350,662
Series D 5.50% 7/1/53	990,000	1,029,214
Series I 2.20% 1/1/51	635,000	381,514
Series O 4.45% 7/1/38	1,000,000	1,003,860
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,248,467
Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	710,213
		6,420,957
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.41%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	965,350
Minnesota Municipal Gas Agency Revenue
(Minnesota Community Energy) Sub-Series A 4.00% 12/1/52 •	1,000,000	1,001,740
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	5,350,000	5,192,229
		7,159,319
Lease Revenue Bonds — 0.90%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	401,930
Minnesota Housing Finance Agency Revenue
(State Appropriation) 5.00% 8/1/31	250,000	250,242
NQ- 313 [0524] 0724 (3695151)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
4.50% 2/1/33	345,000	$ 347,063
5.00% 2/1/38	880,000	885,201
		1,884,436
Local General Obligation Bonds — 11.28%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	396,735
Series A 3.00% 2/1/45	750,000	583,837
Blaine, Minnesota
Series A 4.00% 2/1/39	1,165,000	1,191,178
Brooklyn Center, Minnesota Improvement & Utility Revenue
Series A 4.00% 2/1/34	675,000	715,527
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	373,879
Series A 4.00% 2/1/42	925,000	923,372
Series A 4.00% 2/1/43	800,000	797,592
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	182,585
Duluth Independent School District No. 709
Series A 4.20% 3/1/34-27	750,000	762,233
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	441,024
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,214,125
Goodridge, Minnesota Independent School District No. 561
Series A 4.00% 2/1/37	1,170,000	1,189,176
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/41	600,000	590,022
Series C 4.00% 3/1/43	575,000	559,797
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	1,300,000	1,136,837
10    NQ- 313 [0524] 0724 (3695151)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/38	1,970,000	$ 1,675,662
3.00% 12/1/42	1,000,000	808,130
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	502,480
Rice County, Minnesota
(State Credit Enhancement Program) Series A-1 4.00% 2/1/52	1,500,000	1,424,475
Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,796,040
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,049,713
St. Paul, Minnesota Independent School District No. 625
Series A 5.00% 2/1/43	1,000,000	1,091,920
Stillwater Independent School District No. 834
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/41	435,000	434,748
Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	999,660
Westonka Independent School District No. 277
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/44	1,035,000	1,014,010
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	808,610
		23,663,367
Pre-Refunded Bonds — 0.23%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	279,889
Series A 5.00% 11/15/30-25 §	205,000	208,645
		488,534
Special Tax Revenue Bonds — 3.81%
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.664% 11/1/43 •	1,761,295	1,094,204
NQ- 313 [0524] 0724 (3695151)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	$ 251,658
Minneapolis, Minnesota Tax Increment Revenue
(Village of St. Anthony Falls Project) 4.00% 3/1/27	650,000	638,261
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,495,549
Series A-1 5.398% 7/1/51 ^	6,809,000	1,619,384
Series A-2 4.536% 7/1/53	3,000,000	2,880,960
		7,980,016
State General Obligation Bonds — 2.55%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	1,038,114
Series A-1 4.00% 7/1/46	1,000,000	904,430
Minnesota State
Series A 4.00% 9/1/38	550,000	559,345
Series A 5.00% 8/1/40	750,000	809,993
Series A 5.00% 8/1/41	1,860,000	2,044,679
		5,356,561
Transportation Revenue Bonds — 4.09%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	330,000	346,510
Series B 5.00% 1/1/39 (AMT)	500,000	518,245
Series B 5.00% 1/1/49 (AMT)	600,000	611,124
Series B 5.25% 1/1/47 (AMT)	500,000	526,615
(Senior) Series C 5.00% 1/1/46	185,000	188,776
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,172,360
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,202,954
		8,566,584
Total Municipal Bonds (cost $217,225,578)		205,955,806
Short-Term Investments — 0.92%
12    NQ- 313 [0524] 0724 (3695151)

(Unaudited)
	Principal amount	Value (US $)
Variable Rate Demand Note — 0.92%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.90% 11/15/48 (LOC - Wells Fargo Bank N.A.)	1,930,000	$ 1,930,000
Total Short-Term Investments (cost $1,930,000)		1,930,000
Total Value of Securities—99.12% (cost $219,155,578)		207,885,806

Receivables and Other Assets Net of Liabilities—0.88%		1,844,928
Net Assets Applicable to 21,293,300 Shares Outstanding—100.00%		$209,730,734
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $12,374,828, which represents 5.90% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NQ- 313 [0524] 0724 (3695151)    13

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
Summary of abbreviations: (continued)
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
14    NQ- 313 [0524] 0724 (3695151)